Operating Segment Information - Summary of Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 164,910	$ 128,149
United States of America
Disclosure Of Operating Segments [Line Items]
Non-current assets	103,648	78,022
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	50,800	43,953
Others
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 10,462	$ 6,174